Prepayment, Deposits and Other Receivables - Schedule of Prepayment, Deposits and Other Receivables (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Prepayment, Deposits and Other Receivables [Abstract]
Prepayment	$ 5,418,676	$ 690,981	$ 874,014
Deposits	77,600	9,896	77,600
Other receivables	40,732	5,194	17,088
Total prepayment, deposits and other receivables	$ 5,537,008	$ 706,071	$ 968,702